General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses
General and Administrative Expenses

6.General and Administrative Expenses

For the six month period ended June 30, 2023, general and administrative expenses included €16,705 thousand (June 30, 2022: €16,895 thousand) of personnel expenses, including share-based payment expenses; €9,291 thousand (June 30, 2022: €14,921 thousand) of contractor and consulting expenses; €906 thousand success fee in relation to the fundraising activities (June 30, 2022: nil); €8,642 thousand (June 30, 2022: €7,653 thousand) of IT costs including a Cloud Subscription contract (see note 20); €1,667 thousand (June 30, 2022: €3,358 thousand) in insurance premiums primarily related to Directors and Officers’ Liability insurance; and €2,981 thousand (June 30, 2022: €4,160 thousand) of other miscellaneous expenses.